Summary of Significant Accounting Policies - Schedule of Amortization Expense (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Fiscal year ending March 31, 2021	$ 173,150
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	115,338
Fiscal year ending March 31, 2024	55,748
Fiscal year ending March 31, 2025 and beyond	175,496
Total	$ 692,882	$ 736,051	$ 1,576,685